Loss Per Share - Antidilutive (Q1) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	35,717,495	25,370,603	16,275,742	11,758,416	12,696,775
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	22,383,267	12,870,603	16,170,737	11,653,411	12,591,770
Restricted Stock Units (RSU's)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	834,228	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS, amount	12,500,000	12,500,000	105,005	105,005	105,005